Important Notice Regarding Change in ETF Name

SSGA Active Trust

Supplement Dated March 14, 2019 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”)

each dated October 31, 2018, as may be supplemented from time to time

State Street Disciplined Global Equity Portfolio

(the “Fund”)

Effective immediately, the Fund’s name has changed. All references to the Fund’s name in the

Prospectus, Summary Prospectus and SAI are deleted and replaced as follows:

Prior Fund Name	New Fund Name
State Street Disciplined Global Equity Portfolio	State Street Defensive Global Equity Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

03142019SUP